SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

As of December 31, 2024 and June 30, 2025, the impact of the consolidated VIEs are immaterial to the Group’s consolidated financial statements.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment, right-of-use assets and intangible assets with definite lives, valuation allowance of deferred tax assets, purchase price allocation, impairment of investment, goodwill and intangible assets without definite lives and incremental borrowing rate used to measure lease liabilities.

Intangible assets, net

Intangible assets, net

Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These estimated useful lives are generally as follows:

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Almost all the brand names and master brand agreement acquired by the Group are considered to have indefinite useful lives since there are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and these brands can be renewed at nominal cost. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, net, right-of-use assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the long-lived assets exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB36 and RMB38 during the six months ended June 30, 2024 and 2025, respectively.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Leases

Leases

The Group determines if an arrangement is a lease or contains a lease at the inception of the contract. A lease arrangement is being evaluated for classification as operating or financing upon lease commencement. Lease liabilities, which represent the Group’s obligation to make lease payments arising from the lease, and corresponding right-of-use assets, which represent the Group’s right to use an underlying asset for the lease term, are recognized at the commencement date of the lease based on the present value of fixed future payments and variable lease payments that depend on an index or a rate (initially measured using the index or rate as at the commencement date) over the lease term, calculated using the discount rate implicit in the lease, if available, or the Group’s incremental borrowing rate. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred. For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset.

Most leases have initial terms ranging from 10 to 20 years for legacy Huazhu, and from 20 to 25 years for legacy DH. The lease term includes lessee’s options to extend or to early terminate the lease, and lease extension options are included in operating lease ROU assets and lease liabilities only to the extent that it is reasonably certain that the Group will exercise such extension options and will not exercise early termination options, respectively. The Group’s lease agreements may include nonlease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. The Group elected the practical expedient of not to separate land components outside PRC from leases of specified property and equipment at the ASC 842 transition date. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property and the changes in the index of consumer pricing index (“CPI”). Almost all the lease agreements with variable lease payments based on the changes in CPI are held by legacy DH.

For operating leases, the Group recognizes lease expense on a straight-line basis over the lease term and variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period in which the obligation for those payments is incurred. The operating lease expense is recognized as hotel operating costs, general and administrative expenses and pre-opening expenses in the consolidated statements of comprehensive income. For finance lease, lease expense is front-loaded, because ROU asset is depreciated on a straight-line basis over the shorter of the lease term or useful life of the underlying asset, and the lease liability is measured at amortized cost using the effective interest method, and the interest expense declines as the balance of lease liability declines; the depreciation of ROU assets and interest expense on lease liabilities are respectively classified as hotel operating costs and interest expense in the consolidated statements of comprehensive income. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, and are not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. For a particular tax-paying component of an entity and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, shall be offset and presented as a single noncurrent amount. However, an entity shall not offset deferred tax liabilities and assets attributable to different tax-paying components of the entity or to different tax jurisdictions.

According to ASC 740-270 Interim Reporting, an estimated annual effective tax rate (AETR) on full year estimated ordinary income should first be determined by the Company and the estimated AETR is then applied to year-to-date ordinary income to compute the interim tax provision on ordinary income.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Fair value

Fair value

The established fair value hierarchy by U.S. GAAP has three levels based on the reliability of the inputs used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The financial instruments of the Group not measured at fair value include cash and cash equivalent, restricted cash, loan receivables, receivables, held to maturity investments in short-term investments and long-term investments, payables, short-term debts and long-term debts. The carrying amounts of the short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts, long-term loan receivables, and held to maturity investments in long-term investments approximate their fair values, because the bearing interest rates approximate market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The following table presents our assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair values	81	—	—
Long term investments
Available-for-sale debt securities	—	—	230
Employee benefit plan assets	5	—	—

As of June 30, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair value	67	—	—
Long term investments
Available-for-sale debt securities	—	—	235
Employee benefit plan assets	5	—	—

Equity securities with readily determinable fair value and employee benefit plan assets are valued using a market approach based on the quoted market prices or broker/dealer quotes of identical or comparable instruments.

Level 3 fair value of available-for-sale debt securities is determined based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation.

Certain assets are measured at a non-recurring basis. The following table presents the asset classification, the fair value and losses recognized for the year ended December 31, 2024 and for the six months ended June 30, 2025 due to impairment of the related assets.

As of December 31, 2024		Fair Value Measurements at Reporting Date Using
		Significant
		Unobservable	Total
		Inputs	Loss for
Description	Fair Value	(Level 3)	the Year Ended
Property and equipment	23	23	56
Operating lease right-of-use assets	21	21	33
Intangible assets	2,102	2,102	391
Long-term investment	11	11	30
Assets held for sale	1,795	1,795	27

As of June 30, 2025		Fair Value Measurements at Reporting Date Using
		Significant	Total
		Unobservable	Loss for
		Inputs	the Six Months
Description	Fair Value	(Level 3)	Ended
Property and equipment	12	12	6
Operating lease right-of-use assets	45	45	23
Assets held for sale	888	888	9

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB7.1636, on June 30, 2025, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on June 30, 2025, or at any other rate.